Lease Agreements	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lease Agreements

Note 7 - Lease Agreements

Financing Lease Agreements

The Company leases vehicles under financing lease agreements (Note 4) requiring monthly payments totaling $813 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020.

The Company has financing lease liabilities for offices and warehouses with monthly installments of $19,173 (ranging from $1,083 to $4,806) over 2 year terms, expiring through July 2022.

Right of use assets
Operating right of use assets	$223,982
Operating lease liabilities
Current portion of long term notes payable	114,288
Notes payable, less current portion	109,694
Total operating lease liabilities	$223,982

As of June 30, 2020, operating lease maturities are as follows:

Period ending June 30,
2021	$114,288
2022	109,694
$223,982

As of June 30, 2020, the weighted average remaining lease term was 1.75 years.